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(HONIGMAN LOGO)                                                ROBERT J. KRUEGER

                                                                  (313) 465-7452
HONIGMAN MILLER SCHWARTZ AND COHN LLP                        FAX: (313) 465-7453
ATTORNEYS AND COUNSELORS                                   RKRUEGER@HONIGMAN.COM
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                                                          VIA EDGAR TRANSMISSION


                                February 3, 2005




     Securities and Exchange Commission
     450 Fifth Street, N.W.
     Washington, D.C. 20549


     RE:       TARPON INDUSTRIES, INC.
               REGISTRATION STATEMENT ON FORM S-1 (FILE NO. 333-120117)


     Ladies and Gentlemen:


          On behalf of Tarpon Industries, Inc., a Michigan corporation (the "Company"), we are enclosing for filing under the Securities Act of 1933 one copy of Amendment No. 2 to the Registration Statement on Form S-1 (file no. 333-120117) of the Company (the "Registration Statement"), including exhibits. Also on behalf of the Company, we hereby respond to the comments of the staff of the Division of Corporation Finance set forth in the letter dated February 1, 2005 from Pamela A. Long to J. Peter Farquhar, a copy of which is attached (the "Letter"). Set forth below is a summary of the Company's responses. The numbers of these responses correspond to the numbers of the comments in the Letter. References to page numbers are references to the page numbers in the unmarked copy of Amendment No. 2 to the Registration Statement.

     FORM S-1

     GENERAL

          1. As suggested, Amendment No. 2 to the Registration Statement includes alternative outside front and back cover pages for the offering being made by the selling shareholders and an alternative "Plan of Distribution" section replacing the "Underwriting" section for the offering being made by the selling shareholders.


          2. The underwriters' warrants have been deleted from the cover page of the Registration Statement to make clear that the Company is not registering the resale of the warrants by the underwriters, but only the resale of the underlying common shares.


          3. As requested, copies of the artwork the Company intends to include in the prospectus are being provided to you supplementally in paper format via Federal Express.



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               2290 FIRST NATIONAL BUILDING o 660 WOODWARD AVENUE
                         o DETROIT, MICHIGAN 48226-3506
                       DETROIT o LANSING o OAKLAND COUNTY



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February 3, 2005
Page 2


     SUMMARY

     THE OFFERING, PAGE 4


          4. The number of shares to be outstanding after the selling shareholder offering consists of the 1,363,304 common shares presently outstanding and to be issued on the closing date, plus the 2,500,000 common shares offered in the initial public offering, plus the 735,000 common shares issuable upon exercise of the selling shareholders' warrants, which must be exercised before their resale in the selling shareholder offering. The shares issued in connection with the initial public offering and upon exercise of the selling shareholders' warrants have been separately presented to make the number of shares outstanding clearer.


          5. As described in response number 4, the shares issued in connection with the initial public offering and upon exercise of the selling shareholders' warrants have been separately presented. The footnotes disclose shares not outstanding at the applicable time, but reserved for future issuance.

          6. As requested, the information regarding use of proceeds re-states the assumption, included in clause (2) in the introduction to the Prospectus Summary, that the over-allotment option is not exercised.

     RISK FACTORS

          7. As requested, some of the "Risk Factor" headings have been revised so that they more clearly specify the risk, including the heading "We are dependent on third parties to transport our products."

          8. As requested, the Company has reviewed and revised the risk factors to make the magnitude of the risks and their impact clear, including the risk factor relating to rising interests rates, which has been revised to state that a rise in rates may impact the Company's ability to make its debt payments.

          9. As requested, the Company has added a risk factor concerning its lack of a commitment for mortgage financing for the Haines Road real estate and the consequences of not obtaining a satisfactory loan on a timely basis. The Company informs us that agreements for the equipment and revolving credit financing are currently being finalized. In addition,
     Section 6(p) of the Underwriting Agreement provides that it is a condition of closing the offering that a closing of the working capital loan and machinery and equipment loan for the Haines Road business shall have taken place in escrow.

     THE SUBSTANTIAL PORTION OF THE PROCEEDS..., PAGE 13



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               2290 FIRST NATIONAL BUILDING o 660 WOODWARD AVENUE
                         o DETROIT, MICHIGAN 48226-3506
                       DETROIT o LANSING o OAKLAND COUNTY



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February 3, 2005
Page 3


          10. As requested, this risk factor has been revised to make clear that no proceeds of the offering will be available for general working capital unless the over-allotment option is exercised.

     THE UNDERWRITER MAY CONTINUE TO HAVE SIGNIFICANT INFLUENCE..., PAGE 14

          11. As requested, this risk factor has been revised to state that the agreement with Joseph Gunnar & Co., LLC is automatically renewed yearly indefinitely.

     DILUTION, PAGE 16

          12. The requested clarification of the shares included in the initial net tangible book value calculation has been added to the first paragraph under "Dilution."

          13. As requested, the disclosures have been revised to make clear that the additional shares to be issued to shareholders that purchased shares between December 2002 and October 2003 are included in the initial net tangible book value calculation.

     LIQUIDITY AND CAPITAL RESOURCES

     SOURCES AND USES OF CASH, PAGE 40

          14. As requested, the second paragraph has been revised to disclose that the shares being issued to shareholders that purchased shares between December 2002 and October 2003 are not being registered in this offering and are not being registered for resale currently.

          15. As requested, both the "Sources and Uses of Cash" and "Proceeds of this Offering" section have been revised to disclose that the Company believes the estimated proceeds of the offering, without the over-allotment option, together with cash generated from operations and normal borrowings under lines of credit will be adequate to satisfy the Company's operating and capital requirements for the next 12 months. Disclosure has also been added regarding EWCO's borrowing availability under its revolving line of credit as of January 24, 2005.

     FINANCING ARRANGEMENTS, PAGE 44

          16. As requested, disclosure has been added indicating that the Company does not believe EWCO's capital expenditure limits will materially impact its capital expenditure plans, in part because some of the planned expenditures are for the Haines Road facility.



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               2290 FIRST NATIONAL BUILDING o 660 WOODWARD AVENUE
                         o DETROIT, MICHIGAN 48226-3506
                       DETROIT o LANSING o OAKLAND COUNTY



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February 3, 2005
Page 4


     MD&A

     CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES, PAGE 45

          As requested, the statement for the write down of equipment for the acquisition of EWCO has been clarified to indicate that the write down was due to cost of EWCO being less than the fair value of assets acquired and liabilities assumed exceeding the cost of the acquired entity.

          Also, the discussion of the impairment analysis of goodwill and intangible assets with indefinite lives has been moved under "Business Combinations and Intangible Assets" and any discussion that goodwill was recognized in connection with the acquisition of EWCO have been removed.

          Also, Schedule II has been revised and is now consistent with the bad debt expense disclosure under "Bad Debts."

     BUSINESS

     PROPERTIES, PAGE 59

          17. As described in the response to comment 9, the Company has added a risk factor concerning its lack of a commitment for mortgage financing for the Haines Road real estate and the consequences of not obtaining a satisfactory loan on a timely basis, although the Company believes that the financing is available on acceptable terms from a number of lenders and will be obtained before the required closing of the Haines Road purchase. The Company informs us that agreements for the equipment and revolving credit financing are currently being finalized and that the amounts and material terms of the loans are consistent with those assumed and disclosed in the pro forma financial statement footnotes. In addition, Section 6(p) of the Underwriting Agreement provides that it is a condition of closing the offering that a closing of the working capital loan and machinery and equipment loan for the Haines Road business shall have taken place in escrow. Therefore, they must be finalized before closing the offering. The disclosures have also been modified to indicate that the Company currently does not have a commitment for the mortgage loan.

     ENVIRONMENTAL, HEALTH AND SAFETY REGULATION, PAGE 57

          18. As requested, disclosure has been added stating that the Company is responsible for any remediation of the Haines Road site, and that the agreement to purchase Haines Road allocates these costs to the Company.



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               2290 FIRST NATIONAL BUILDING o 660 WOODWARD AVENUE
                         o DETROIT, MICHIGAN 48226-3506
                       DETROIT o LANSING o OAKLAND COUNTY



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February 3, 2005
Page 5


     SELLING SHAREHOLDERS, PAGE 76

          19. As requested, the disclosures have been revised to identify the persons who have voting or investment control over the securities owned by K&K Realty Associates, Joseph Gunnar & Co., and LaSalle St. Securities.

          20. As requested, the disclosure of the date the selling shareholder warrants become exercisable has been conformed to the disclosure elsewhere in the document.

     UNDERWRITING, PAGE 79

          21. As requested, the paragraph concerning Joseph Gunnar & Co., LLC's right to appoint a non-voting observer has been revised to disclose that it expects to appoint Stephan Stein as its non-voting observer.

          22. The requested disclosures concerning syndicate short positions and the manner in which they are covered has been added under "Underwriting."

          23. The underwriter has informed us that there are no members of the underwriting syndicate that will engage in any electronic offer, sale or distribution of the shares.

          24. The Company has informed us that it does not intend to conduct a directed share program.

     TARPON INDUSTRIES, INC. FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2003 AND THE NINE-MOTH PERIOD ENDED SEPTEMBER 30, 2004

          25. As requested, the Tarpon and EWCO footnotes have been revised to disclose product sales to external customers by type of product for each period in which income statements are presented and there were sales. Similar footnotes are not included for Haines Road because we are told that substantially all of its sales are of manufactured mechanical steel tubing. The Company has informed us that it will continue to provide these disclosures in future filings and understands that is should discuss changes in the categories of products if they impact the Company's results of operations, including the relative margins earned on such products.

          26. As requested, the description of the EWCO credit facility has been revised to disclose the interest rate on the credit facility and term loan as of September 30, 2004, the most recent period presented.

          27. As requested, the description of the Steelbank factoring arrangement has been moved to note 5.

          28. As requested, the acquisition footnote has been revised to disclose that the purchase price allocations will be finalized upon completion of year-end audits and to disclose



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               2290 FIRST NATIONAL BUILDING o 660 WOODWARD AVENUE
                         o DETROIT, MICHIGAN 48226-3506
                       DETROIT o LANSING o OAKLAND COUNTY



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February 3, 2005
Page 6


     the expected impact of any adjustments to the allocations on the financial statements. Disclosure has also been added stating why a significant portion of the price has been allocated to goodwill.

          29. The Company has informed us that it believes Steelbank's trade name and its other registered or unregistered intellectual property does not have significant value. The Company believes the entity has going concern value as a sales outlet for its manufacturing acquisitions.

     ELIMINATION OF STEELBANK FINANCIAL STATEMENTS

          30. As requested, the following is the Company's analysis under Staff Accounting Bulletin Topic 1:J. Application of Rule 3-05 in Initial Public Offerings. Topic 1.J. generally provides that to omit pre-acquisition financial statements of an acquiree, the combined significance of businesses acquired or to be acquired for which audited financial statements cover a period of less than 9 months may not exceed 10%. Topic 1.J. provides that significance is based on the individual company's highest level of significance computed under the three tests of significance applied to the pro forma financial statements. The Company is only omitting Steelbank's financial statements, and its highest significance under the three significance tests is below 10% as shown below:

                9/30/04                        12/31/03
                Assets          Percent      Pre-Tax Income            Percent         Investment        Percent
              -----------     -----------    --------------          -----------      ------------     -----------
Steelbank     $ 2,644,781             8.0%     $   (35,422)                  1.9%     $  1,713,916             5.2%
Pro Forma     $33,007,581                      $(1,839,006)       (all entities had net losses before tax in 2003)

     Thus, it appears that Steelbank's highest level of significance is 8.0%, and the exclusion of Steelbank financial statements will satisfy the condition that the combined significance of businesses acquired for which audited financial statements cover a period of less than nine months do not exceed 10%.


     PRO FORMA FINANCIAL STATEMENTS


          31. As requested, the pro forma September 30, 2004 balance sheet columns have been revised to consist of Tarpon historical, pro forma adjustments for the offering, pro forma sub-total, Haines historical, pro forma adjustments for the Haines acquisition and total pro forma. Pro forma statements of operations columns have been revised to consist of Tarpon historical, EWCO historical for the period before acquisition, pro forma adjustments for the EWCO acquisition, pro forma sub-total, pro forma adjustments for the offering, pro forma subtotal, Haines historical, pro forma adjustments for the Haines acquisition and total pro forma. The references are presented along side each pro forma adjustment column, and the "Reconciliation" caption has been removed.



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               2290 FIRST NATIONAL BUILDING o 660 WOODWARD AVENUE
                         o DETROIT, MICHIGAN 48226-3506
                       DETROIT o LANSING o OAKLAND COUNTY



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February 3, 2005
Page 7


          32. The requested revision to state that EWCO's nine months ended September 30, 2003 historical financial statements were used in preparing the pro forma financial statements, as EWCO's results of operations were not included in Tarpon's financial statements until April 1, 2004.

          33. As requested, the pro forma statements of operations have been revised to include per share and weighted average number of common shares outstanding information for Tarpon.

          34. Note 7 of the offering adjustments is based on Section 4(b)(ii) of the Management Consulting Agreement with Bainbridge Advisors, Inc., as amended. That section basically extends the due date of Bainbridge's unpaid fees at the time the Company completes a public offering from an 18 month amortization to a 24 month amortization, making more of the fee a long-term obligation at the time of the offering.

          35. The EWCO adjustments have now been segregated in the pro forma footnotes and the tax adjustment has been expanded to provide more information as to how the amount was calculated.

          36. The presentation of the Haines Road purchase price has been changed in Note A of the notes to the pro forma financial information to agree with the purchase price shown in Note 12 of Tarpon's financial statements, note 8 of Haines Road's financial statements and the introduction to the pro forma financial statements.

          37. As requested, the disclosure in the introduction to the pro forma financial statements has been revised to disclose the financial statement implications of not consummating the acquisition of the Haines Road real estate. In addition, the Haines Road adjustment formerly in Note C, now part of Note A, has been revised to reflect six months of late charges in connection with the Haines Road acquisition.

          We expect to distribute publicly the preliminary prospectus contained in the Registration Statement.


          We appreciate your attention and assistance in connection with the Registration Statement. We trust you will find the enclosed responses to be satisfactory, but if you have any further questions or comments, please call me at (313) 465-7452. The Company currently hopes to be able to submit acceleration requests for the Registration Statement tomorrow, February 4, 2005.


                                        Very truly yours,



                                        Robert J. Krueger



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               2290 FIRST NATIONAL BUILDING o 660 WOODWARD AVENUE
                         o DETROIT, MICHIGAN 48226-3506
                       DETROIT o LANSING o OAKLAND COUNTY

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February 3, 2005
Page 8


     Enclosures

     cc:      Tamara Brightwell -- SEC
              Tracey Houser -- SEC
              J. Peter Farquhar -- Tarpon
              James T. House -- Tarpon
              Dr. Robert Pry -- Tarpon
              Michael Ard -- Tarpon
              Stephan A. Stein - Joseph Gunnar & Co., LLC
              Stuart Sieger, Esq. - Ruskin Moscou Faltischek, P.C. Harold Dubrowsky - Grant Thornton
              Vincent Tomkinson - Grant Thornton
              Patrick T. Duerr - HMS&C
              James B. Cunningham - HMS&C



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               2290 FIRST NATIONAL BUILDING o 660 WOODWARD AVENUE
                         o DETROIT, MICHIGAN 48226-3506
                       DETROIT o LANSING o OAKLAND COUNTY

(US SECURITIES AND EXCHANGE COMMISSION SEAL)
                 DIVISION OF
             CORPORATION FINANCE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549-0510

                                February 1, 2005


via U.S. mail and Facsimile

J. Peter Farquhar
President and Chief Executive Officer
Tarpon Industries, Inc.
2420 Wills Street
Marysville, Michigan 48040

             RE:    TARPON INDUSTRIES, INC.
                    FORM S-1/A FILED JANUARY 14, 2005
                    FILE NO. 333-120117

Dear Mr. Farquhar:

         We have the following comments on the above filings. Where indicated, we think you should revise your document in response to these comments. If you disagree, we will consider your explanation as to why our comment is inapplicable or a revision is unnecessary. Please be as detailed as necessary in your explanation. In some of our comments, we may ask you to provide us with supplemental information so we may better understand your disclosure. After reviewing this information, we may or may not raise additional comments.

         Please understand that the purpose of our review process is to assist you in your compliance with the applicable disclosure requirements and to enhance the overall disclosure in your filing. We look forward to working with you in these respects. We welcome any questions you may have about our comments or on any other aspect of our review. Feel free to call us at the telephone numbers listed at the end of this letter.

FORM S-1

GENERAL

1. We note that the offering being made by the selling shareholders is not a part of the underwritten public offering. You might wish to consider using alternate pages for relevant parts of the document (for example, the cover page, table of contents, Underwriting or Plan of Distribution section) for the two offerings so that the company or the selling shareholders, as the case may be, can deliver a prospectus that more clearly reflects the relevant offer.

Tarpon Industries
February 1, 2005
Page 2


2. We note that you are registering the issuance of the warrants to the lead underwriters, as well as the resale of the common stock underlying the warrants by them. Please clarify, if true, that you are not registering the resale of the warrants themselves by the underwriters.

3. We note your response to prior comment 2; however, it does not appear that copies of the artwork that you intend to include in the prospectus were provided. Please submit these with your next amendment.

SUMMARY

THE OFFERING, PAGE 4

4. We note the changes made with regard to the common shares to be outstanding immediately after the offering. Supplementally provide us with an explanation on how you determined the number of shares to be outstanding.

5. All of the shares that you are registering, including those registered for resale, should be captured in a line item in this table. Footnote references disclosing the number shares you have not registered for resale and are not currently outstanding but are subject to reservation or issuance upon exercise of other options may be appropriate.

6. Please state whether the information regarding the use of proceeds assumes that the over-allotment option will be exercised.

RISK FACTORS

7. We note your response to prior comment 9, however, it appears that some of your headings have not been revised to clearly specify the risk. For example, on page 11, a heading states "We are dependent on third parties to transport our products" without specifying the risk posed to the company. Review and revise all risk factor headings to clearly state the risk to the company.

8. We note your response to prior comment 10. Please review and revise all risk factors to ensure the magnitude of each risk and its impact are clear. For example, consider revising the risk factor on page 7 relating to rising interest rates to state whether a rise in the rates may impact your ability to make your debt payments.

9. We note your disclosures regarding the non-binding term sheets used to finance various purchases. Please include a risk factor regarding the non-binding terms sheets.

Tarpon Industries
February 1, 2005
Page 3


THE SUBSTANTIAL PORTION OF THE PROCEEDS..., PAGE 13

10. We note the statement that less than $2,000,000 will be available for working capital or capital expenditures, however, it appears from your other disclosures that the allocation of funds discussed here assumes that the over-allotment option is not exercised and therefore no funds are available for working capital purposes. Please revise to clarify, if true, that no proceeds of the offering will be available for general working capital unless the over-allotment option is exercised.

THE UNDERWRITER MAY CONTINUE TO HAVE SIGNIFICANT INFLUENCE..., PAGE 14

11. Please state how long the agreement with Joseph Gunnar & Co., LLC is automatically renewable each year.

DILUTION, PAGE 16

12. We note the statement in the first paragraph of this section that states pro forma net tangible book value has been calculated "after giving effect to estimated shares to be issued by us as a result of this offering, but not the shares issued in this offering...". Please revise your disclosures to clarify this statement. For example, revise to state, if true, that the calculation was made after giving effect to the shares to be issued to the underwriter as a result of the warrant exercise, the shares to be issued to the placement agent's designees, and the shares issued after the exercise of warrants held by existing holders, but not the shares issued in the initial public offering.

13. We note that additional common shares will be issued to shareholders that purchased shares between December 2002 and October 2003. If these additional shares have been included in the calculation of dilution per share, please revise your disclosures to clarify that fact. Otherwise, please revise your disclosures to include the shares issuable to these shareholders in the calculation of dilution per share.

LIQUIDITY AND CAPITAL RESOURCES

SOURCES AND USES OF CASH, PAGE 40

14. Please revise the second paragraph to clarify that the additional common shares being issued to shareholders that purchased shares between December 2002 and October 2003 are not being registered in the initial public offering and are not being registered for resale currently.

Tarpon Industries
February 1, 2005
Page 4

15. The cross references you have provided in response to prior comment 28 do not provide investors with a clear and comprehensive discussion how you intend to provide for your current liabilities and working capital needs for the next 12 months. Clarify whether the estimated proceeds of this offering will be sufficient to satisfy your operating and capital requirements for at least the next 12 months, or whether it is necessary that the over-allotment option be exercised to achieve this result. The "Proceeds of this Offering" section seems to suggest both. In this regard, also clarify whether you believe that $1,687,500, the estimated net proceeds of the over-allotment option, is sufficient to satisfy your operating and capital requirements for the next 12 months.

         Please also clarify the extent to which you believe you will have to rely on borrowings from your credit facility to satisfy current liabilities and your working capital needs for the next 12 months. Disclose the amount you would be able to borrow under the credit facility, taking in to account its borrowing base, as of a recent date.

FINANCING ARRANGEMENTS, PAGE 44

16. It appears that your loan agreement limits EWCO's ability to make capital expenditures in excess of $1,500,000 during the 12 months following this offering. We note that you intend to use $1,977,000 of the proceeds of this offering for capital expenditures. Please describe the impact the expenditure of these funds will have on EWCO's credit facility or in the alternative, the impact on Tarpon's ability to make the planned capital expenditures.

MD&A

CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES, PAGE 45

We note your response to and revised disclosures for prior comment 35. Please revise your disclosures for the following items:

     o Business Combinations and Intangible Assets: Regarding your statement for the write down of equipment for the acquisition of EWCO, clarify that the write down was due to the fair value of assets acquired and liabilities assumed exceed the cost of the acquired entity. Refer to paragraph 44 of SFAS 141.

     o Please move your discussion of the impairment analysis of goodwill and intangible assets with indefinite lives under "Business Combinations and Intangible Assets."

     o Please remove any discussion that goodwill was recognized in connection with your acquisition of EWCO.

     o Please tell us how you determined that bad debts expense increased by $245,000 in 2003 over 2002. From EWCO's Schedule II on page S-2, it would appear that 2003 bad debts expense increased by approximately $260,000 from that recorded in 2002.

Tarpon Industries
February 1, 2005
Page 5

BUSINESS

PROPERTIES, PAGE 59

17. We note your response to prior 41. Please describe the material terms of the non-binding term sheets. In addition, please state when the company anticipates having a commitment from a lender for financing.

ENVIRONMENTAL, HEALTH AND SAFETY REGULATION, PAGE 57

18. We note your disclosure regarding the Phase I update for Haines Road. Please state whether Tarpon will be responsible for the remediation of the Haines Road site and whether your agreement to purchase Haines Road allocates any environmental remediation costs to you, Bolton, or both.

SELLING SHAREHOLDERS, PAGE 76

19. Please revise your disclosures to identify the person or persons who have voting or investment control over the company's securities that K & K Realty Associates, Joseph Gunnar & Co., and LaSalle St. Securities owns.

20. In the final paragraph of this section you state that sales of common shares cannot occur until up to 180 days after the initial public offer because the warrants are not exercisable until that time. Elsewhere in the registration statement you state that some warrants are exercisable as early as 90 days after the IPO. Please reconcile and make any appropriate changes throughout the document.

UNDERWRITING, PAGE 79

21. We note your response to prior comment 49. Given the ability of the underwriter's non-voting observer to exert significant influence over Tarpon and its board of directors, we believe that the observer's name should be disclosed as it appears to be material information. Please revise.

22. Please include the disclosures regarding syndicate short positions and the manner in which they are covered that address the points raised in VII.A.3 of the Division of Corporation Finance's Current Issues Outline dated November 14, 2000. The outline is available on our website at www.sec.gov.

Tarpon Industries
February 1, 2005
Page 6

23. Identify any members of the underwriting syndicate that will engage in any electronic offer, sale, or distribution of the shares and describe their procedures to us supplementally, or confirm that the procedures will be identical to procedures reviewed by Division's Office of Chief Counsel without objection. Please also include a brief description of any electronic distribution in the filing. If you become aware of any additional members of the underwriting syndicate that may engage in electronic offers, sales, or distributions after you respond to this comment, promptly supplement your response to identify those members and provide us with a similar description of their procedures.

24. If you intend to conduct a directed share program, please disclose this in the prospectus, and provide us supplementally with copies of all the materials that you have sent or intend to send to directed share participants. We may have additional comments upon review of your response.

TARPON INDUSTRIES, INC. FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2003 AND THE NINE-MONTH PERIOD ENDED SEPTEMBER 30, 2004

25. Although we continue to have concerns about your segment reporting and it appears that you may have multiple operating segments, we realize that such determinations are subject to complex factors and management judgment. We urge you to consider the requirements of SFAS 131 in the determination of your segment disclosures and financial reporting. However, at a minimum, we believe that you need to provide more product disclosures in your audited financial statements. Please revise your financial statements to quantify the products sold to external customers for each period presented in accordance with paragraph 37 of SFAS 131. We would expect those disclosures to include disaggregated sales as follows:

         Manufactured by us:

                  Structural Steel Tubing
                  Mechanical Steel Tubing
                  Steel Storage Rack Systems
                  Services provided
                  Other (if applicable)

         Manufactured by others:

                  Structural Steel Tubing
                  Mechanical Steel Tubing
                  Steel Storage Rack Systems
                  Services provided
                  Other (if applicable)

Tarpon Industries
February 1, 2005
Page 7

         Confirm to us that you will continue to provide these required disclosures in future filings. In addition, to the extent that changes in the above categories of products impact your results of operations, you should discuss those changes, including the relative margins earned on such products.

4. Notes Payable -- Bank

26. We note your response and revised disclosure for prior comment 58. As previously requested, please state the interest rate as of the most recent period presented for both the credit facility and term loan with Standard Federal Bank, N.A.

27. We note that the full-recourse factoring arrangement discussed within this note is not part of the note payable -- bank balance as of September 30, 2004, but rather included as part of notes payable -- other. As such, please move the disclosure for the full-recourse factoring arrangement to note 5.

12. Acquisitions

28. We note your response and revised disclosure for prior comment 64. It does not appear that your revised disclosures include all of the information requested and required by paragraph 51 of SFAS 141. Please revise for the following:

         o State the events or activities that must occur for the purchase price allocations of both EWCO and Steelbank to be final, the potential impact of expected changes to the purchase price allocation on the financial statements, and when the allocations are expected to be finalized.

         o State why Tarpon purchased Steelbank for an amount that resulted in a significant portion of the price to be allocated to goodwill.

29. We note your response to prior comment 65. Please tell us the value associated with tradenames that you have included within goodwill for your acquisition of Steelbank. Please note that tradenames is required to be recognized apart form goodwill, even if it has an indefinite life. The impairment analysis for tradenames would differ from that of goodwill.

ELIMINATION OF STEELBANK FINANCIAL STATEMENTS

30. We note that you have eliminated Steelbank financial statements. Although we have had discussions concerning the exclusion of these financial statements, demonstrate to us in a comprehensive manner, your compliance with Staff Accounting Bulletin Topic 1:J Application of Rule 3-05 in Initial Public Offerings. This SAB provides guidance in IPOs for registrants built by aggregation of businesses and modifies to some degree Rule 3-05 of Regulation S-X.

Tarpon Industries
February 1, 2005
Page 8

PRO FORMA FINANCIAL STATEMENTS

31. We note your response and revised pro forma financial statements for prior comment 75. However, the changes that were made to the filing are not fully responsive to our comment. Please revise to comply with the following:

         o Pro forma September 30, 2004 balance sheet columns should be as follows:

                  o        Tarpon historical

                  o        Pro forma adjustments for the offering

                  o        Pro forma subtotal (sum of the first two columns)

                  o        Haines historical

                  o        Pro forma adjustments for Haines acquisition

                  o Total pro forma (sum of the third through fifth columns)

         o Pro forma statements of operations columns should be as follows:

                  o        Tarpon historical

                  o        EWCO historical for the period prior to acquisition

                  o        Pro forma adjustments for EWCO acquisition

                  o        Pro forma subtotal (sum of the first three columns)

                  o        Pro forma adjustments for the offering

                  o        Pro forma subtotal (sum of fourth and fifth columns)

                  o        Haines historical

                  o        Pro forma adjustments for Haines acquisition

                  o Total pro forma (sum of the sixth through eighth columns)

         o Delete the current reference column, as references to pro forma adjustments should be presented along side each pro forma adjustment column.

         o Please move the "Reconciliation of Captions with Multiple Adjustments" prior to the pro forma adjustment notes.

                  Also, if in accordance with SAB 1:J, you determine that the financial statements of Steelbank are required, you should include the appropriate information in the pro forma financial statements. We may have further comment on the pro forma financial statements once the pro forma financial statements are properly presented.

32. Please revise the third paragraph on page F-45 to state that EWCO's nine-months ended September 30, 2003 historical financial statements were used to in preparing the pro forma financial statements for the nine-months ended September 30, 2003, as EWCO's results of operations were not included in Tarpon's financial statements until April 1, 2004.

33. Please revise all of your pro forma statements of operations to include per share and weighted average number of common shares outstanding information for Tarpon.

34. With regard to note 7 of the offering adjustments, please tell us why you believe this is a factually supportable adjustment.

Tarpon Industries
February 1, 2005
Page 9

35. With regard to note 11 under the offering adjustments, please tell us why this adjustment is recorded as part of the offering adjustments. In addition, revise the note to provide enough information to allow an investor to understand how you calculated this amount.

36. We note your response to prior comment 76. However, the purchase price of Haines per note A on page F-53 still does not agree to the purchase price per note 12 of Tarpon's financial statements and note 8 of Haines' financial statements or even the introduction to your pro forma financial statements on page F-45. Please advise, or revise.

37. We note your response and revised disclosures for prior comment 77. Please revise your disclosure on page F-46 to state the financial statement implications of not consummating the acquisition of the real estate portion of the Haines acquisition.

        Please revise note C for Haines Road Adjustments, as appropriate.

CLOSING COMMENTS

        As appropriate, please amend your registration statement in response to these comments. You may wish to provide us with marked copies of the amendment to expedite our review. Please furnish a cover letter with your amendment that keys your responses to our comments and provides any requested supplemental information. Detailed cover letters greatly facilitate our review. Please understand that we may have additional comments after reviewing your amendment and responses to our comments.

        We urge all persons who are responsible for accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the company and its management are in possession of all facts relating to a company's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.

        Notwithstanding our comments, in the event the company requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that:

o should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

o the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

o the company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Tarpon Industries
February 1, 2005
Page 10

         In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Corporation Finance in connection with our review of your filing or in response to our comments on your filing.

         We will consider a written request for acceleration of the effective date of the registration statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities under the Securities Act of 1933 and the Securities Exchange Act of 1934 as they relate to the proposed public offering of the securities specified in the above registration statement. We will act on the request and, pursuant to delegated authority, grant acceleration of the effective date.

         We direct your attention to Rules 460 and 461 regarding requesting acceleration of a registration statement. Please allow adequate time after the filing of any amendment for further review before submitting a request for acceleration. Please provide this request at least two business days in advance of the requested effective date.

         Please direct accounting comments to Tracey Houser at (202) 942-1989 or, in her absence, to John Hartz at (202) 942-1798. Direct questions on disclosure issues to Tamara Brightwell at (202) 824-5221 or, in her absence to the undersigned at (202) 942-1950.

                                             Sincerely,

                                             /s/ PAMELA A. LONG

                                             Pamela A. Long
                                             Assistant Director


cc:      Robert J. Krueger
         Honigman Miller Schwartz and Cohn LLP
         2290 First National Building
         660 Woodward Avenue
         Detroit, Michigan 48226-3506

         Stuart M. Sieger
         Ruskin Moscou Faitischek, P.C.
         East Tower, 15th Floor
         190 EAB Plaza
         Uniondale, New York 11556